Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2010
Marketable Securities
Schedule of Marketable Securities

	Dec. 31,	Dec. 31,
(Millions)	2010	2009

U.S. government agency securities	$246	$326
Foreign government agency securities	52	—
Corporate debt securities	280	154
Commercial paper	55	—
U.S. treasury securities	55	—
U.S. municipal securities	20	—
Asset-backed securities:
Automobile loan related	253	198
Credit card related	79	9
Equipment lease related	24	41
Other	8	8
Asset-backed securities total	364	256
Other securities	29	8

Current marketable securities	$1,101	$744

U.S. government agency securities	$63	$165
Foreign government agency securities	3	—
Corporate debt securities	192	112
U.S. treasury securities	44	94
U.S. municipal securities.	3	—
Asset-backed securities:
Automobile loan related	144	317
Credit card related	70	98
Equipment lease related	14	29
Other	—	5
Asset-backed securities total	228	449
Auction rate securities	7	5

Non-current marketable securities	$540	$825

Total marketable securities	$1,641	$1,569

Marketable securities by contractual maturity

Dec. 31,
(Millions)	2010

Due in one year or less	$794
Due after one year through three years	796
Due after three years through five years	17
Due after five years	34

Total marketable securities	$1,641